Liquidity and Going Concern (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)
Liquidity and Going Concern
Accumulated losses from operations	¥ 328,038	$ 50,274	¥ 193,548	¥ 254,639
Net cash used in operating activities	234,048	$ 35,870	95,821	134,636
Cash, cash equivalents and restricted cash	¥ 11,588		¥ 57,674	¥ 6,477	$ 1,775	$ 8,839	¥ 106,022